Offerings	Dec. 05, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase preference shares or Class A common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Including securities as may from time to time be issued upon exercise, conversion or exchange of other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preference Shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase preference shares or Class A common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Including securities as may from time to time be issued upon exercise, conversion or exchange of other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase preference shares or Class A common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Including securities as may from time to time be issued upon exercise, conversion or exchange of other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Includes an indeterminable number of shares of Class A common stock or preference shares to be issuable by the Registrant upon settlement of the stock purchase contracts or stock purchase units. The Registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase preference shares or Class A common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Including securities as may from time to time be issued upon exercise, conversion or exchange of other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Includes an indeterminable number of shares of Class A common stock or preference shares to be issuable by the Registrant upon settlement of the stock purchase contracts or stock purchase units. The Registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase preference shares or Class A common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Including securities as may from time to time be issued upon exercise, conversion or exchange of other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase preference shares or Class A common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. The Registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.